Summary Of Significant Accounting Policies - Summary of Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets
Prepayments and other current assets		$ 7,566		$ 9,080
Operating lease right-of-use assets		144,168
LIABILITIES
Accrued expenses and other current liabilities				19,721
Current operating lease liabilities		27,653
Operating lease liabilities, non-current		116,564
Capital lease obligations				2,345
Finance lease obligations, non-current		$ 867		2,345
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-02 [Member]
Assets
Prepayments and other current assets	[1]			(2,344)
Operating lease right-of-use assets	[2]			150,568
LIABILITIES
Accrued expenses and other current liabilities	[3]			(4)
Current operating lease liabilities	[4]			28,612
Operating lease liabilities, non-current	[4]			119,616
Capital lease obligations	[5]			(2,345)
Finance lease obligations, non-current	[5]			$ 2,345
Cumulative Effect, Period of Adoption, Adjustment [Member]
Assets
Prepayments and other current assets			$ 6,736
Operating lease right-of-use assets			150,568
LIABILITIES
Accrued expenses and other current liabilities			19,717
Current operating lease liabilities			28,612
Operating lease liabilities, non-current			119,616
Finance lease obligations, non-current			$ 2,345

[1]	Represents the prepaid rent reclassified to operating lease right-of-use assets.
[2]	Represents the result of discounting operating lease payments, the reclassification of prepaid rent and deferred rent accrual.
[3]	Represents the deferred rent accrual reclassified to operating lease right-of-use assets.
[4]	Represents the recognition of operating lease liabilities, current and non-current.
[5]	The account caption of “Capital lease obligations” in non-current liabilities was changed to “Finance lease obligations, non-current” upon adoption of ASC 842.